Organization	12 Months Ended
Dec. 31, 2014
Organization
Note 1. Organization

Eurasia Energy Limited ("the Company") is currently inactive. The Company's principal business is to explore investment and/or involvement opportunities in both the resource and non-resource sectors and is currently evaluating suitable targets. To date, the Company has not generated revenues from operations.